LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES.
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets	5,937,063	7,637,320	1,090,065

Operating lease liabilities – current	2,343,387	2,948,353	420,815
Operating lease liabilities – non-current	3,330,529	4,315,808	615,990
Total operating lease liabilities	5,673,916	7,264,161	1,036,805

Schedule of the weighted average remaining lease terms and discount rates for the operating lease

	As of December 31,
	2024	2025
Weighted average remaining lease term (years)	1.59	1.72
Weighted average discount rate	3.737%	3.773%

Schedule of components of lease cost

		For the year ended
		December 31,
	Classification	2023	2024	2025
		RMB	RMB	RMB	US$
Operating lease cost	Store rental and other operating costs	1,399,217	2,331,919	2,917,711	416,441
Variable lease cost	Store rental and other operating costs	99,981	122,187	199,976	28,542
Total lease cost		1,499,198	2,454,106	3,117,687	444,983

Schedule of future minimum lease liabilities under non-cancellable operating leases

	RMB	US$
2026	2,948,353	420,815
2027	2,198,778	313,829
2028	1,364,464	194,748
2029	705,407	100,682
2030 and thereafter	505,977	72,217
Less: interest	(458,818)	(65,486)

Total	7,264,161	1,036,805